Convertible notes payable (Details Narrative)				1 Months Ended
	Jul. 15, 2024 USD ($)	Aug. 07, 2023 CNY (¥)	Jul. 07, 2023 USD ($)	Oct. 25, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Aug. 07, 2023 USD ($)	Jun. 30, 2010 shares
Convertible notes payable
Principal amount of notes payable	$ 1,123,750		$ 325,000	$ 162,500			$ 700,000
Investor legal fee	10,000	¥ 10,000	10,000	5,000
Common stock share issued | shares					2,876,194,080	2,876,194,080		20,000,000
Principal amount of issued share					$ 800,000
Notes balance | ¥						¥ 12,900,000
Consideration amount	1,000,000		300,000	150,000			657,500
Original issue discount	$ 113,750		$ 15,000	$ 7,500			$ 32,500
Interest rate on notes	8.00%	8.00%	8.00%	8.00%